Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS (Details) € in Thousands, $ in Millions			1 Months Ended		12 Months Ended
	Dec. 05, 2025 EUR (€) item	Dec. 05, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 05, 2025 USD ($) item
Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS
Proceeds from disposal of subsidiaries					€ 222,333	€ (11,503)
Receivable for additional purchase price payment					12,161
Just-Evotec Biologics EU SAS, Toulouse, France
Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS
Percentage of ownership interest in subsidiary sold	100.00%	100.00%
Enterprise value	€ 225,000
Purchase price	152,959
Intercompany loans settled by buyer as part of consideration for sale of subsidiary	84,000
Gain (loss) on disposal of subsidiary	€ (3,750)
Licence revenue | $			$ 108	$ 25
New license agreement upfront license fee received | $		$ 58
Maximum number of biosimilars on which agreement foresees royalties | item	10						10
Proceeds from disposal of subsidiaries	€ 222,649
Intercompany loan settlement included in proceeds from disposal of subsidiaries	€ 84,000
Receivable for additional purchase price payment					€ 12,161
Just-Evotec Biologics EU SAS, Toulouse, France | Payable in 60 days after closing
Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS
New license agreement license fees to be received | $							$ 25
Just-Evotec Biologics EU SAS, Toulouse, France | Payable in December 2026
Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS
New license agreement license fees to be received | $							25
Just-Evotec Biologics EU SAS, Toulouse, France | Payable over coming years
Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS
New license agreement license fees to be received | $							$ 300